Financial Instruments and Risk Management (Market risk - Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Put Option Contract [Member] | Euro U.s Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (1)
Stated amount	$ 45	$ 47
Average exchange rate	1.1	1.1
Put Option Contract [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 12
Average exchange rate	1.2	1.2
Put Option Contract [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (11)
Stated amount	$ 0	$ 240
Average exchange rate	3.7	3.4
Put Option Contract [Member] | US Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 5	$ 3
Average exchange rate	140.7	130.4
Call Option Contract [Member] | US Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 0
Average exchange rate	3.7
Call Option Contract [Member] | Euro U.s Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 1
Stated amount	$ 45	$ 47
Average exchange rate	1.1	1.1
Call Option Contract [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 12
Average exchange rate	1.2	1.2
Call Option Contract [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ 1
Stated amount		$ 240
Average exchange rate		3.4
Call Option Contract [Member] | US Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 5	$ 3
Average exchange rate	140.7	130.4
Swap contract [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (5)	$ 23
Stated amount	$ 344	$ 462
Average exchange rate	3.7	3.4
Swap Contract From Fixed Ils To Fixed Usd Interest Ils [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (5)	$ 23
Stated amount	344	462
Forward contracts [Member] | Euro U.s Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	5	(4)
Stated amount	$ 12	$ 146
Average exchange rate	1.1	1.1
Forward contracts [Member] | Euro British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ 0
Stated amount		$ (17)
Average exchange rate		1.2
Forward contracts [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 8	$ 11
Average exchange rate	1.2	1.2
Forward contracts [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 35	$ (12)
Stated amount	$ 735	$ 746
Average exchange rate	3.7	3.4
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 2
Stated amount	$ 14	$ 111
Average exchange rate	5	5.2
Forward contracts [Member] | Euro/Chinese Yuan Renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)
Stated amount	$ 82
Average exchange rate	7.7
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (1)
Stated amount	$ 54	$ 35
Average exchange rate	293.9	0
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 6	$ (14)
Stated amount	$ 345	$ 360
Average exchange rate	3.7	3.4